Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 3,142,794	$ 3,070,342
Cost of sales	1,684,200	1,673,834
Gross profit	1,458,594	1,396,508
Operating expenses	1,082,288	1,061,689
Acquisition and transformational cost initiatives	30,488	9,879
Depreciation of property, plant and equipment	87,851	75,498
Depreciation of right of use assets	128,101	123,512
Amortization of intangible assets	28,020	26,309
Fair value adjustments	3,449	(952)
Finance costs, net	69,673	68,913
Total operating expenses	1,429,870	1,364,848
Earnings before income taxes	28,724	31,660
Income tax expense (recovery)
Current	5,828	7,667
Deferred	4,476	(551)
Tax expense (income)	10,304	7,116
Net earnings	$ 18,420	$ 24,544
Basic earnings per share	$ 0.82	$ 1.14
Diluted earnings per share	$ 0.82	$ 1.14
Basic weighted average number of shares outstanding	22,461,320	21,472,436
Diluted weighted average number of shares outstanding	22,498,636	21,477,021